Leases	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Leases

Note 16 — Leases

As discussed in Note 2, the operating lease expense is recorded on a straight-line basis over the lease term.

Lease costs were as follows:

	Year Ended September 30,
	2025	2024	2023
Total net lease cost(1),(2)	$63,215	$54,904	$64,696

(1)
The lease cost includes immaterial amounts of lease income.
(2)
Variable lease cost is immaterial.

Supplemental information related to operating lease transactions was as follows:

	Year Ended September 30,
	2025	2024
Lease liability payments	$48,048	$57,319
Lease assets obtained in exchange for liabilities	$79,725	$33,964

	As of September 30,
	2025	2024
Weighted average remaining lease term — Operating leases	6.2 Years	5.0 Years
Weighted average discount rate — Operating leases	5.3%	4.0%

The following maturity analysis presents future undiscounted cash outflows for operating leases as of September 30, 2025:

For the year ended September 30,
2026	$46,359
2027	34,668
2028	30,506
2029	26,788
3030	21,923
Thereafter	57,031
Total lease payments	$217,275
Less: imputed interest	(37,774)
Present value of lease liabilities	$179,501

As of September 30, 2025 and September 30, 2024, the Company had no material finance leases.